Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.12%
Australia: 2.82%
Qantas Airways Limited (Industrials, Airlines) †	524,885	$ 2,116,866
Brazil: 0.81%
CPFL Energia SA (Utilities, Electric utilities)	123,200	609,241
Canada: 0.87%
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance) †	12,800	375,026
Lundin Mining Corporation (Materials, Metals & mining)	38,225	274,933
		649,959
China: 10.08%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	20,004	370,353
China Resources Land Limited (Real estate, Real estate management & development)	234,000	984,825
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	69,700	885,985
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	149,398	1,606,423
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	30,740	617,764
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	370,800	758,843
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	443,000	858,621
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	1,294,000	1,469,597
		7,552,411
Denmark: 2.11%
Danske Bank AS (Financials, Banks)	93,967	1,582,979
France: 4.05%
Compagnie de Saint-Gobain SA (Industrials, Building products)	24,576	1,653,891
Faurecia SE (Consumer discretionary, Auto components)	1,821	86,378
Sanofi SA (Health care, Pharmaceuticals)	13,438	1,293,596
		3,033,865
Germany: 3.10%
Rheinmetall AG (Industrials, Industrial conglomerates)	14,373	1,403,931
Siemens AG (Industrials, Industrial conglomerates)	5,178	846,867
Siemens Energy AG (Industrials, Electrical equipment) †	2,589	69,254
		2,320,052
Hong Kong: 1.62%
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	407,000	1,214,102
India: 1.79%
Tech Mahindra Limited (Information technology, IT services)	72,343	1,339,360
Ireland: 1.20%
Greencore Group plc (Consumer staples, Food products) †	472,935	899,773
Israel: 0.92%
Check Point Software Technologies Limited (Information technology, Software) †	6,091	688,527
See accompanying notes to portfolio of investments

Wells Fargo VT International Equity Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Italy: 1.75%
Prysmian SpA (Industrials, Electrical equipment)	12,493	$ 436,362
UniCredit SpA (Financials, Banks)	66,039	873,939
		1,310,301
Japan: 12.72%
Asahi Breweries Limited (Consumer staples, Beverages)	38,500	1,857,831
Hitachi Limited (Industrials, Industrial conglomerates)	33,300	1,970,051
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	372,400	2,201,379
ORIX Corporation (Financials, Diversified financial services)	115,800	2,166,794
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	40,500	1,335,802
		9,531,857
Luxembourg: 1.85%
ArcelorMittal SA (Materials, Metals & mining)	45,428	1,390,669
Mexico: 0.30%
Fresnillo plc (Materials, Metals & mining)	21,717	227,422
Netherlands: 7.98%
Koninklijke Philips NV (Health care, Health care equipment & supplies)	27,608	1,226,538
NN Group NV (Financials, Insurance)	28,136	1,473,827
OCI NV (Materials, Chemicals) †	35,980	1,062,975
Stellantis NV (Consumer discretionary, Automobiles)	116,647	2,219,923
		5,983,263
Norway: 3.25%
Den Norske Bank ASA (Financials, Banks)	107,059	2,433,952
South Korea: 6.77%
Coway Company Limited (Consumer discretionary, Household durables)	26,051	1,626,015
Hana Financial Group Incorporated (Financials, Banks)	24,033	934,206
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	946	1,467,549
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	3,866	1,050,068
		5,077,838
Switzerland: 2.09%
LafargeHolcim Limited (Materials, Construction materials)	32,534	1,567,650
Thailand: 2.47%
Siam Commercial Bank plc (Financials, Banks)	512,600	1,848,299
United Kingdom: 18.57%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	351,420	1,022,767
Informa plc (Communication services, Media) †	211,161	1,552,869
Kingfisher plc (Consumer discretionary, Specialty retail)	457,337	2,064,362
Man Group plc (Financials, Capital markets)	208,051	572,710
Melrose Industries plc (Industrials, Industrial conglomerates)	707,043	1,641,545
NatWest Group plc (Financials, Banks)	818,810	2,468,595
Nomad Foods Limited (Consumer staples, Food products) †	71,294	1,964,863
Sensata Technologies Holding plc (Industrials, Electrical equipment) †	16,242	888,762
Smiths Group plc (Industrials, Industrial conglomerates)	90,165	1,738,632
		13,915,105
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT International Equity Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
United States: 11.00%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	5,038	$ 1,052,388
Baker Hughes Incorporated (Energy, Energy equipment & services)	106,377	2,630,703
Berry Global Group Incorporated (Materials, Containers & packaging) †	22,893	1,393,726
Gentex Corporation (Consumer discretionary, Auto components)	34,492	1,137,546
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	946,190	2,031,944
		8,246,307
Total Common stocks (Cost $64,651,252)		73,539,798

		Yield
Short-term investments: 1.14%
Investment companies: 1.14%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	852,720	852,720
Total Short-term investments (Cost $852,720)				852,720
Total investments in securities (Cost $65,503,972)	99.26%			74,392,518
Other assets and liabilities, net	0.74			555,785
Total net assets	100.00%			$74,948,303

†	Non-income earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$1,508,148	$20,278,584	$(20,934,012)	$0	$0	$852,720	852,720	$118
See accompanying notes to portfolio of investments

Wells Fargo VT International Equity Fund  |  3

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Mangement, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

4  |  Wells Fargo VT International Equity Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,116,866	$0	$2,116,866
Brazil	609,241	0	0	609,241
Canada	649,959	0	0	649,959
China	0	7,552,411	0	7,552,411
Denmark	0	1,582,979	0	1,582,979
France	86,378	2,947,487	0	3,033,865
Germany	0	2,320,052	0	2,320,052
Hong Kong	0	1,214,102	0	1,214,102
India	0	1,339,360	0	1,339,360
Ireland	899,773	0	0	899,773
Israel	688,527	0	0	688,527
Italy	0	1,310,301	0	1,310,301
Japan	0	9,531,857	0	9,531,857
Luxembourg	0	1,390,669	0	1,390,669
Mexico	0	227,422	0	227,422
Netherlands	0	5,983,263	0	5,983,263
Norway	0	2,433,952	0	2,433,952
South Korea	0	5,077,838	0	5,077,838
Switzerland	0	1,567,650	0	1,567,650
Thailand	1,848,299	0	0	1,848,299
United Kingdom	4,449,102	9,466,003	0	13,915,105
United States	6,214,363	2,031,944	0	8,246,307
Short-term investments
Investment companies	852,720	0	0	852,720
Total assets	$16,298,362	$58,094,156	$0	$74,392,518
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo VT International Equity Fund  |  5